Concentration	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration

NOTE 14 – CONCENTRATION

The Company purchased all of its inventory from one vendor in Germany. Although, there were no purchases from this vendor during the two years ended December 31, 2015 and 2014, outstanding payables to this vendor were $86,255 as of December 31, 2015, and 2014.